Secured note liability (Tables)	6 Months Ended
Jun. 30, 2023
Secured note liability [Abstract]
Schedule of Inputs and Assumptions	The following inputs and assumptions were used in the determination of fair value:
Inputs and assumptions	June 30, 2023	December 31, 2022
Forecast silver production in thousands of ounces	166,144	166,144
Five year quoted future silver price	US$28.27	US$29.38
Risk-free rate	3.8%	3.4%
Credit spread	5.4%	5.3%
Share price volatility	60%	60%
Silver royalty discount factor	9.1%	8.6%
Inputs and assumptions	June 29, 2023
Forecast NSR:
Gold in thousands of ounces		10,500
Silver in thousands of ounces		29,876
Copper in millions of pounds		19,322,467
Molybdenum in millions of pounds		152,310
Five year quoted future metal price
Gold per ounce	US$	2,352.04
Silver per ounce	US$	27.51
Copper per pound	US$	3.64
Molybdenum per pound	US$	22.99
Risk-free rate		3.9%
Credit spread		5.4%
Share price volatility		60%
NSR royalty discount factor		9.1%

Schedule of Carrying Amount for the Secured Note	The carrying amount for the 2022 Secured Note is as follows:
($000s)	June 30, 2023	December 31, 2022
Fair value beginning of the period	263,541	282,263
Change in fair value (gain) loss through profit and loss	1,367	(36,967)
Change in fair value (gain) loss through other comprehensive income (loss)	(1,127)	(2,912)
Foreign currency translation (gain) loss	(6,056)	21,157
Total change in fair value	(5,816)	(18,722)
Fair value end of the period	257,725	263,541

Schedule of Fair Value of the 2022 Secured Note	For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:
Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$13.4
	● Future silver prices were 10% lower	$(13.5)

● Discount rates	● Discount rates were 1% higher	$(21.5)
	● Discount rates were 1% lower	$25.2
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	$13.4
	● Silver production indicated silver ounces were 10% lower	$(13.5)
(b)	2023 Secured Note
Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:

● Metals price forward curve	● Future metal prices were 10% higher	$13.2
	● Future metal prices were 10% lower	$(13.2)

● Discount rates	● Discount rates were 1% higher	$(22.5)
	● Discount rates were 1% lower	$26.2
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$13.2
	● Metal production indicated volumes were 10% lower	$(13.2)